Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 204,809	$ 177,022
Less: accumulated depreciation	(96,672)	(83,718)
Property and equipment, net	108,137	93,304
Depreciation expense	14,285	12,377	10,743
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,816	10,481
Buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	17,895	12,386
Furniture, fixtures, equipment and leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 175,098	$ 154,155